Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred revenues and gains (note 2)	$ 28,612	$ 31,324
Guarantee liabilities	10,113	9,434
Asset retirement obligation	31,068	27,759
Pension liabilities	7,238	4,847
In-process revenue contracts	11,866	17,800
Derivative liabilities (note 16)	51,914	56,352
Unrecognized tax benefits (note 22)	62,958	40,556
Office lease liability – long-term (note 1)	87,171	0
Other	2,325	1,325
Other long-term liabilities	216,348	$ 189,397
Office Building [Member]
Office lease liability – long-term (note 1)	$ 10,254